UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-21957

Skyhawk Funds Trust
(Exact name of registrant as specified in charter)

c/o 8000 Town Centre Dr., Suite 400
Broadview Heights, OH  44147
(Address of principal executive offices) (Zip code)

Eric F. Crigler
Skyhawk Capital Management, LLC
6305 Humphreys Blvd., Suite 104
Memphis, TN  38120
         (Name and address of agent for service)

(440-922-0066)
Registrant's telephone number, including area code:

Date of fiscal year end:  September 30

Date of reporting period: September 30, 2007

Item 1. Reports to Stockholders.

www.skyhawkfunds.com 888.202.1338

SKYHAWK
SMALL CAP FUND

ANNUAL REPORT
SEPTEMBER 30, 2007

November 8, 2007

Dear Shareholder:

The Skyhawk Small Cap Fund commenced operations on December 31, 2006.  The Fund was created to offer, through a mutual fund vehicle, the same small cap blend investment style that Skyhawk Capital Management, LLC, the Fund’s adviser, offers its separate account clients.  I have been managing small cap accounts using this investment strategy and approach since January 1, 1999.

In its first nine months of operation (through September 30, 2007), the Skyhawk Small Cap Fund posted a total return of -2.80%, trailing the 3.16% return of the Russell 2000 Index.  For much of the period, the sub-prime mortgage market dominated the headlines.  Initial confidence by market pundits that the sub-prime issues would be limited to a small and isolated segment of the economy quickly gave way this summer to the realization that securitized sub-prime debt was spread across a diversified cross-section of the global credit market.  A credit crunch followed that threatened the stability of the overall economy and led to sharply increased volatility in the market.

Taking steps to provide liquidity to the market and to re-assure investors, the Federal Reserve first lowered the discount rate, the interest rate at which it lends to commercial banks on August 19th and then lowered the federal funds rate 50 basis points at its September policy meeting.  These actions soothed fears in the market and sentiment quickly shifted to a more positive outlook.

For the past nine months, large cap stocks have outperformed small cap stocks as the S&P 500 Stock Index has returned 9.13% vs. the 3.16% return of the Russell 2000 Index.  Small cap growth stocks have outpaced small cap value stocks by over 12 percentage points as the Russell 2000 Growth Index has returned 9.35% vs. -2.70% for the Russell 2000 Value Index.  The market has been bidding up those securities with high forecasted growth rates while fleeing those with low multiples of sales, earnings and cash flows. Our sensitivity to valuation has had a negative impact on performance results for this short period.  However, we believe over the long-term, our process of identifying quality companies with improving fundamentals at compelling valuations will be rewarded.

Economic Sectors as of September 30, 2007
as a Percentage of Net Assets

Generally, we prefer to build a broadly diversified portfolio and avoid large concentrations in individual sectors.  The intention is for Fund performance to be derived from bottom-up fundamental research on individual stocks and not from large sector bets.  Terra Industries Inc., a nitrogen fertilizer manufacturer, has benefited from an increase in corn acreage as farmers look to capitalize on high prices brought about by growing ethanol demand.  Apparel company The Warnaco Group, Inc., is driving its international business with a new license for a previously under-managed brand.  American Oriental Bioengineering, Inc., continues to manage its business well within the booming Chinese economy.  Defense company Armor Holdings, Inc. and insurance company Ohio Casualty Corp. were both acquired during the year which contributed to Fund performance.

The Fund continues to be underweight in the Financials sector which has been beneficial to performance given the aforementioned sub prime mortgage issues.  Overall stock selection within the sector has also been solid as the Fund has avoided companies with direct sub-prime mortgage exposure.  However, some holdings suffered as credit quality fears spread across the sector.  CompuCredit Corp, a credit card issuer, and Downey Financial Corp., a real estate lender, dropped over concerns that eroding credit quality would force write-downs in their loan portfolios.  Both stocks were sold and have subsequently continued to decline.

Information Technology was the weakest performing sector as five stocks in particular (MicroStrategy Inc., MKS Instruments, Inc., Mentor Graphics Corp., Avocent Corp. and MPS Group, Inc.) dragged down performance in the group.  Stocks within the Industrials sector also had a negative impact on performance.  American Reprographics Co., and Genlyte Group Inc., were both hurt by concerns that the weakness in residential construction would spill over into the commercial construction markets.  Newspaper publisher Lee Enterprises, Inc. couldn’t free itself from the industry’s continued deterioration in advertising sales. Finally, within the Consumer Discretionary sector, several of our holdings suffered as the market debated the resilience of the consumer in a potentially slowing U.S. economy.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
SKYHAWK SMALL CAP FUND AND THE RUSSELL 2000 INDEX(1)

* Inception Date
Past performance does not predict future performance.  The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)
The Russell 2000 Index is a popular measure of the stock performance of small companies.  It is comprised of the stocks of the 2,000 smallest companies in the Russell 3000 Index.  The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on market capitalization.

TOTAL RETURN
Since Inception
-2.80%

As expected, various events and disruptions have led to increased volatility in the market.  We anticipate that this will continue.  We also believe that the fundamental characteristics of the Fund’s portfolio are compelling and we remain focused on executing our investment process in a disciplined manner.

Thank you for your confidence in the Skyhawk Small Cap Fund.

Eric F. Crigler, CFA
President and Portfolio Manager

Past performance is no guarantee of future results.  The views expressed are those of the investment adviser as of September 30, 2007, and are not intended as a forecast or investment recommendations.  The indexes mentioned are not available for investment.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.  You may obtain a free copy of the prospectus by calling (888) 202-1338.

The gross expense ratio is 2.85% as of September 30, 2007.  The annualized expense ratio at September 30, 2007 is 1.49%.  The investment adviser has entered into an expense waiver and reimbursement agreement with the Fund under which the adviser has agreed, until at least September 30, 2009, to waive its fees and absorb expenses to the extent that the Annual Fund Operating Expenses exceed 1.49% of average daily net assets.

The Fund’s annualized return since inception (December 31, 2006) through September 30, 2007 is -2.80%. THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling (888) 202-1338.

The Russell 2000 Index is a popular measure of the stock performance of small companies.  It is comprised of the stocks of the 2,000 smallest companies in the Russell 3000 Index.  The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on market capitalization.

The S&P 500 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Index is a widely recognized unmanaged index representative of broader markets and ranges of securities than are found in the Fund’s portfolio.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana  46208.

SKYHAWK SMALL CAP FUND
COST DISCUSSION
September 30, 2007

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. You do not incur transaction costs such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions and exchange fees because the Fund does not charge these fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in Skyhawk Small Cap Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 through September 30, 2007.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($20 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check.  Additionally, Mutual Shareholder Services, LLC charges an annual processing fee ($8) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example at the end of this article.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 4/1/07	Value 9/30/07	Period* 4/1/07-9/30/07
Skyhawk Small Cap Fund Actual	$1,000.00	$ 952.90	$7.29
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.54

*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half period between April 1, 2007 and September 30, 2007).

For information about the Trustees and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (888) 202-1338 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.  Information on how the Fund voted proxies relating to portfolio securities will be available on the Fund’s website at http://www.skyhawkfunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30.  The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SKYHAWK SMALL CAP FUND
STATEMENT OF NET ASSETS
September 30, 2007

SHARES		VALUE
COMMON STOCKS — 95.8% (a)
Chemicals — 3.9%
35,774	Terra Industries Inc.*	$1,118,295
Commercial Banks — 2.0%
15,591	East West Bancorp, Inc.	560,652
Commercial Services & Supplies — 3.2%
13,132	Heidrick & Struggles International, Inc.	478,661
25,289	Knoll, Inc.	448,627
		927,288
Communications Equipment — 4.4%
10,877	CommScope, Inc.*	546,461
23,327	ViaSat, Inc.*	719,171
		1,265,632
Computers & Peripherals — 2.0%
68,461	Brocade Communications Systems, Inc.*	586,026
Diversified Consumer Services — 3.7%
15,719	Jackson Hewitt Tax Service Inc.	439,503
13,150	Sotheby’s	628,439
		1,067,942
Diversified Telecommunication Services — 6.2%
122,497	Cincinnati Bell Inc.*	605,135
7,606	Golden Telecom, Inc.	612,207
43,127	Premiere Global Services, Inc.*	545,557
		1,762,899
Electrical Equipment — 4.8%
4,191	Genlyte Group Inc.*	269,314
10,998	Regal-Beloit Corp.	526,694
9,814	Thomas & Betts Corp.*	575,493
		1,371,501
Electronic Equipment & Instruments — 2.0%
21,765	Insight Enterprises, Inc.*	561,755
Energy Equipment & Services — 4.1%
76,804	Grey Wolf, Inc.*	503,066
9,145	W-H Energy Services, Inc.*	674,444
		1,177,510
Food & Staples Retailing — 0.9%
10,812	Spartan Stores, Inc.	243,594
Food Products — 2.0%
13,980	Sanderson Farms, Inc.	582,546
Health Care Equipment & Supplies — 4.7%
22,323	Greatbatch, Inc.*	593,569
15,264	Integra LifeSciences Holdings*	741,525
		1,335,094
Health Care Providers & Services — 2.0%
24,955	AmSurg Corp.*	575,712
Insurance — 9.1%
16,453	American Physicians Capital, Inc.	641,009

SKYHAWK SMALL CAP FUND
STATEMENT OF NET ASSETS (CONTINUED)
September 30, 2007

SHARES		VALUE
COMMON STOCKS — 95.8% (a) (Continued)
Insurance — 9.1% (Continued)
15,320	Assured Guaranty Ltd.	$416,244
14,812	Endurance Specialty Holdings Ltd.	615,439
30,238	Seabright Insurance Holdings*	516,163
17,854	Security Capital Assurance Ltd.	407,785
		2,596,640
Internet & Catalog Retail — 3.6%
33,646	FTD Group, Inc.	500,653
11,280	NutriSystem, Inc.*	528,919
		1,029,572
IT Services — 1.7%
43,707	MPS Group, Inc.*	487,333
Machinery — 3.9%
6,656	Flowserve Corp.	507,054
15,291	Gardner Denver Inc.*	596,349
		1,103,403
Marine — 2.1%
20,069	Horizon Lines Inc.	612,706
Metals & Mining — 3.7%
33,657	Commercial Metals Co.	1,065,244
Multiline Retail — 1.3%
17,009	The Bon-Ton Stores, Inc.	386,444
Oil, Gas & Consumable Fuels — 3.4%
6,589	Holly Corp.	394,220
31,656	Rosetta Resources, Inc.*	580,571
		974,791
Paper & Forest Products — 1.8%
33,301	Buckeye Technologies Inc.*	504,177
Personal Products — 5.1%
44,233	American Oriental Bioengineering, Inc.*	493,198
26,638	Elizabeth Arden, Inc.*	718,161
23,779	Prestige Brands Holdings Inc.*	261,093
		1,472,452
Pharmaceuticals — 2.4%
23,566	K-V Pharmaceutical Co.*	673,988
Real Estate Investment Trusts — 1.3%
15,289	LTC Properties, Inc.	361,891
Semiconductors & Equipment — 2.7%
8,944	MKS Instruments, Inc.*	170,115
48,162	ON Semiconductor Corp.*	604,915
		775,030
Software — 3.8%
20,626	Jack Henry & Associates, Inc.	533,388
20,085	Manhattan Associates, Inc.*	550,530
		1,083,918

SKYHAWK SMALL CAP FUND
STATEMENT OF NET ASSETS (CONTINUED)
September 30, 2007

SHARES		VALUE
COMMON STOCKS — 95.8% (a) (Continued)
Textiles, Apparel & Luxury Goods — 4.0%
31,701	Maidenform Brands, Inc.*	$503,412
16,094	The Warnaco Group, Inc.*	628,792
		1,132,204
	Total common stocks (cost $27,164,342)	27,396,239
CASH EQUIVALENT — 2.4% (a)
Mutual Fund — 2.4%
689,652	Fidelity Institutional Money Market Government Portfolio – Class 1, 5.11%	689,652
	Total cash equivalent (cost $689,652)	689,652
	Total investments (cost $27,853,994)	28,085,891
	Cash and receivables, less liabilities 1.8% (a)	522,260
	Net Assets	$28,608,151
	Net Asset Value Per Share (No par value, unlimited shares authorized),
	offering and redemption price ($28,608,151 ÷ 2,942,328 shares outstanding)	$9.72

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

STATEMENT OF OPERATIONS
For the Period from December 31, 2006 (commencement of operations) to September 30, 2007

INCOME:
Dividends	$163,188
Interest	13,999
Total income	177,187
EXPENSES:
Management fees	145,815
Tax expense	71,868
Professional fees	48,592
Amortization of offering expenses	35,804
Administrative and accounting services	20,350
Distribution expense	18,454
Organizational expenses	15,852
Transfer agent fees	13,884
Registration fees	12,443
Insurance fees	9,800
Board of Trustees fees	9,000
Custodian fees	7,695
Printing and postage expenses	1,608
Other expenses	2,922
Total expenses before reimbursement and indemnification	414,087
Less expenses reimbursed and indemnified by adviser	(197,295)
Net expenses	216,792
NET INVESTMENT LOSS	(39,605)
NET REALIZED LOSS ON INVESTMENTS	(1,603,486)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	231,897
NET LOSS ON INVESTMENTS	(1,371,589)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,411,194)

The accompanying notes to financial statements are an integral part of these statements.

SKYHAWK SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
For the Period from December 31, 2006 (commencement of operations) to September 30, 2007

OPERATIONS:
Net investment loss	$(39,605)
Net realized loss on investments	(1,603,486)
Net increase in unrealized appreciation on investments	231,897
Net decrease in net assets from operations	(1,411,194)

FUND SHARE ACTIVITIES:
Proceeds from shares issued (3,457,328 shares)	35,374,095
Cost of shares redeemed (525,000 shares)	(5,454,750)
Net increase in net assets derived from Fund share activities	29,919,345
TOTAL INCREASE	28,508,151
NET ASSETS AT THE BEGINNING OF THE PERIOD	100,000
NET ASSETS AT THE END OF THE PERIOD (Includes undistributed net investment loss of $39,605)	$28,608,151

FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout the period)

	For the Period From
	December 31, 2006+
	to
	September 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized losses on investments	(0.26)
Total from investment operations	(0.28)
Less distributions:
Distribution from net investment income	—
Distribution from net realized gains	—
Total from distributions	—
Net asset value, end of period	$9.72

TOTAL RETURN	(2.80)%	*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	28,608
Ratio of expenses to average net assets	2.85%	**
Ratio of expenses (after reimbursement and indemnification) to average net assets (a)	1.49%	**
Ratio of net investment loss to average net assets	(1.63)%	**
Ratio of net investment loss to average net assets (after reimbursement and indemnification) (a)	(0.27)%	**
Portfolio turnover rate	101.2%

+	Commencement of operations.
*	Not Annualized.
**	Annualized.
(a)	Computed after giving effect to adviser’s expense limitation and indemnity agreements.

The accompanying notes to financial statements are an integral part of these statements.

SKYHAWK SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2007

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Skyhawk Funds Trust (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.  This Trust consists of one diversified fund — Skyhawk Small Cap Fund (the “Fund”).  The Trust was organized under the laws of Delaware on September 29, 2006 and the Fund commenced operations on December 31, 2006.  The investment objective of the Fund is to produce long-term capital appreciation.

(a)
Securities that are listed on national securities exchanges are valued at the last sales price on the securities exchange on which such securities are primarily traded.  Securities that are traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively “Nasdaq traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”).  Exchange-traded securities for which there were no transactions and Nasdaq traded securities for which there is no NOCP are valued at the most recent bid price.  Other securities will be valued by an independent pricing service at the most recent bid price, if market quotations are readily available.  Any securities for which there are no readily available market quotations and other assets will be valued at their value as determined in good faith by the Board of Trustees prior to acquisition of such securities by the investment adviser, Skyhawk Capital Management, LLC (“SCM”).  From time to time, the Fund may hold securities for which quotations are not readily available, although quotations were readily available at the time of purchase of the security.  In such event, SCM shall attempt to determine whether the absence of quotations is likely to be temporary or to last for an extended period of time in accordance with the Fund’s fair value procedures.

When pricing securities pursuant to these guidelines, SCM is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by SCM would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  If SCM believes that the absence of quotations is likely to last for an extended period of time, it shall either sell the security or at the next meeting of the Board of Trustees advise the Board of Trustees of the procedures it intends to follow, in accordance with the good faith pricing guidelines discussed above, in determining the fair value of such security.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

(b)	Net realized gains and losses on sales of securities are computed on the identified cost basis.

(c)	Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

(d)
Accounting principles generally accepted in the United States of America (“GAAP”) require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

SKYHAWK SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2007

(1)	Summary of Significant Accounting Policies (Continued)

(e)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(f)
No provision has been made for Federal income taxes since the Fund will elect to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Taxes accrued and expensed reflect a potential state tax liability for which the Fund has been fully indemnified by SCM. The offsetting receivable from SCM is included in expenses reimbursed by the adviser in the Statement of Operations.

The provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (FIN 48), an interpretation of FASB Statement 109, requires additional tax disclosures and the tax effects of certain income tax positions whether on previously filed tax returns or those expected to be taken on future returns. These positions must meet a “more likely than not” standard that based on the technical merits have a more than 50 percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

FIN 48 requires management of the Fund to analyze all open tax years, as defined by Statute of Limitations, for all major jurisdictions.  Major jurisdictions for the Fund include Federal and Tennessee.  The Fund has no examinations in progress.

The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(g)
The Fund incurred $47,738 of offering costs which are being amortized over a period of 12 months. For the period from December 31, 2006 (commencement of operations) to September 30, 2007 the Fund expensed $35,804. As of September 30, 2007 the Fund has $11,934 of unamortized offering costs.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties —

The Fund has a management agreement with SCM, with whom the officers and a trustee of the Trust are affiliated, to serve as investment adviser and manager.  Under the terms of the agreement, the Fund will pay SCM  a monthly management fee at the annual rate of 1% of the average daily net assets of the Fund.

Under the management agreement, SCM will reimburse the Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for each year, as determined by valuations made as of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 3.00%.  For the period from December 31, 2006 (commencement of operations) through the fiscal year ended September 30, 2007, there were no reimbursements required.  In addition, under a separate agreement, SCM has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that aggregate annual operating expenses do not exceed 1.49% annually through September 30, 2009.  Only the Board of Trustees has the power to terminate this agreement prior to September 30, 2009.  SCM has a right to receive reimbursement for fee reductions and/or expense payments made pursuant to this agreement in the prior three fiscal years, provided that after giving effect to such reimbursement, aggregate annual operating expenses of the Fund do not exceed 1.49% of

SKYHAWK SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2007

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties (Continued)

the Fund's average daily net assets in the year of reimbursement.  For the period from December 31, 2006 (commencement of operations) through the fiscal year ended September 30, 2007, SCM reimbursed the Fund $125,427 for such excess expenses, of which $109,575 is subject to reimbursement by the Fund to SCM as described above not later than September 30, 2010. In addition, the Fund has recorded a $71,868 receivable from SCM for the potential liability addressed in Note 1.

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940.  The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund's average daily net assets.  Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

As of September 30, 2007, Legacy Capital, an affiliate of SCM, and William H. Lawson, Jr. 2003 Trust U/A 11/14/03, an owner of SCM, own 92.60% and 5.22%, respectively, which is sufficient shares of the Fund to approve or disapprove all matters brought before the shareholders of the Trust, including election of trustees of the Trust.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, will be distributed to shareholders at least annually.

(4)	Investment Transactions —

For the period from December 31, 2006 (commencement of operations) through the fiscal year ended September 30, 2007, purchases and proceeds of sales of investment securities (excluding short-term investments) were $45,806,050 and $16,896,849, respectively.

(5)	Accounts Payable and Accrued Liabilities —

As of September 30, 2007, liabilities of the Fund included the following:

Payable to brokers for investments purchased	$182,796
Payable to SCM for management fees and deferred organizational expenses	35,256
Other liabilities	85,774

(6)	Sources of Net Assets —

As of September 30, 2007, the sources of net assets were as follows:

Fund shares issued and outstanding	$29,979,740
Net unrealized appreciation on investments	231,897
Accumulated net realized losses on investments	(1,603,486)
$28,608,151

SKYHAWK SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2007

(7)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2007:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$27,881,523	$1,925,823	$1,721,455	$204,368	$ —	$ —

The difference between the cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the year ended September 30, 2007, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations, as of September 30, 2007, and tax basis post-October losses as of September 30, 2007, which are not recognized for tax purposes until the first day of the following fiscal year are:

September 30, 2007
Ordinary	Long-Term	Net Capital
Income	Capital Gains	Loss	Post-October
Distributions	Distributions	Carryovers	Losses
$ —	$ —	$ —	$1,575,957

Since there were no ordinary distributions paid for the year ended September 30, 2007, there are no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003 (unaudited).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Skyhawk Funds Trust:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Skyhawk Small Cap Fund (the “Fund”, constituting Skyhawk Funds Trust) at September 30, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the period from December 31, 2006 (commencement of operations) through September 30, 2007, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

Milwaukee, Wisconsin
November 28, 2007

SKYHAWK SMALL CAP FUND
TRUSTEES AND OFFICERS

Number of
				Portfolios in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
	Held with	and Length	Principal Occupation(s)	Overseen	Held by
Name, Age and Address	the Fund	of Service	During Past Five Years	by Trustee	Trustee
Non-Interested Trustees
Dana Russart, 48	Trustee	Indefinite Term	Ms. Russart is in a finance position with	1	None
c/o 8000 Town Centre Drive,		Since December	School Sisters of Notre Dame, a
Suite 400		2006	non-profit organization. Previously, Ms.
Broadview Heights, OH 44147			Russart was a Vice President at Strong
Capital Management for over five years.
Scott Smart, 45	Trustee	Indefinite Term	Mr. Smart is, and has been during the	1	None
c/o 8000 Town Centre Drive,		Since December	past five years, a professor of finance
Suite 400		2006	at Indiana University.
Broadview Heights, OH 44147
Interested Trustee*
Eric Crigler, CFA, 40	President	Indefinite Term	Mr. Crigler founded Skyhawk Capital	1	None
c/o 8000 Town Centre Drive,	and	Since December	Management, LLC in January 2005.
Suite 400	Treasurer	2006	Prior to founding Skyhawk Capital
Broadview Heights, OH 44147			Management, LLC, he was a Portfolio
	Trustee	Indefinite Term	Manager and the Director of Equity
		Since December	Research at Strong Capital Management.
2006
Officers
Matthew Kinnear, 37	Vice	Indefinite Term	Mr. Kinnear is responsible for business	N/A	N/A
c/o 8000 Town Centre Drive,	President	Since December	development and client servicing at
Suite 400	and	2006	Skyhawk Capital Management, LLC.
Broadview Heights, OH 44147	Secretary		Prior to joining Skyhawk Capital
Management, LLC, he was the Head
of Global Manager Research for the
Americas region of Deutsche Bank.
Ellen Rice, 51	Chief	At Discretion	Ms. Rice assists with operations and	N/A	N/A
c/o 8000 Town Centre Drive,	Compliance	of the Board	compliance activities for Skyhawk
Suite 400	Officer	Since April	Capital Management, LLC. Since 2005
Broadview Heights, OH 44147		2007	she has been responsible for the oversight
of assets in a private family office, Dobbs
Management Services, LLC. Ms. Rice
was employed by Life Strategies of AR,
LLC, from 2003 to 2005 and Medshares,
Inc. from 1995 to 2003.

*
“Interested” trustees are trustees who are deemed to be “interested persons” (as defined in the Investment Company Act of 1940) of the Trust.  Mr. Crigler is an interested trustee because of his ownership in the Adviser and because he is an officer of the Trust.

SKYHAWK SMALL CAP FUND
c/o 8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
www.skyhawkfunds.com
888-202-1338

BOARD OF TRUSTEES
ERIC CRIGLER
DANA RUSSART
SCOTT SMART

INVESTMENT ADVISER
SKYHAWK CAPITAL MANAGEMENT, LLC
6305 Humphreys Boulevard, Suite 104
Memphis, Tennessee 38120

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
MUTUAL SHAREHOLDER SERVICES, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
888-202-1338

CUSTODIAN
THE HUNTINGTON NATIONAL BANK
Huntington Center
Columbus, Ohio 43287

DISTRIBUTOR
UNIFIED FINANCIAL SECURITIES, INC.
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue, Suite 1800
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
THOMPSON HINE LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Skyhawk Small Cap Fund unless accompanied or preceded by the Fund’s current prospectus.

Item 2. Code of Ethics.

Registrant has adopted a code of ethics.  See attached Exhibit 12(a).

Item 3. Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Mr. Scott Smart, a member of its audit committee, is an audit committee financial expert.  Mr. Smart is “independent” as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)    Audit Fees

$12,966 (FY 2007) is the aggregate fee billed for the last fiscal year, which is the first fiscal year of the Fund, for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for this fiscal year.

(b)    Audit-Related Fees

$2,000 (FY 2007) is the aggregate fee billed in the last fiscal year for assurance and related services rendered by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in the audit fee.  The audit-related fee reported above consisted of a fee for services related to the audit of the opening balance sheet, statement of operations and financial notes of this new Fund.

(c)	Tax Fees

$6,000 (FY 2007) is the aggregate fee billed in the last fiscal year, which is the first fiscal year of the Fund, for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

There were no fees billed in the last fiscal year for professional services rendered by the principal accountant to registrant’s investment adviser for tax compliance, tax advice and tax planning that were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d)      All Other Fees

There were no fees billed in the last fiscal year for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) – (c) of this Item 4.

There were no fees billed in the last fiscal year for products and services provided by the principal accountant to registrant’s investment adviser, which were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) or Rule 2-01 or Regulation S-X.

(e) (1)   None

(e) (2)   None

(f)  Not applicable.

(g) See the tax fees disclosed in paragraph (c) of this Item 4.

(h)  Not applicable, as no non-audit services were provided to registrant’s investment adviser.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The disclosure controls and procedures of the Skyhawk Funds Trust are periodically evaluated.  As of November 15, 2007, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b)
The internal controls of the Skyhawk Funds Trust are periodically evaluated.
There were no changes to Skyhawk Funds Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	Any code of ethics or amendment thereto. Filed herewith.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Skyhawk Funds Trust
Registrant

By   /s/Eric F. Crigler
Eric F. Crigler, Principal Executive Officer

Date  November 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Skyhawk  Funds Trust
Registrant

By   /s/Eric F. Crigler
Eric F. Crigler,  Principal Financial Officer

Date  November 30, 2007